Selling, general and administrative expense	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense
Selling, general and administrative expense

Note 14 – Selling, general and administrative expense

Selling, general and administrative expenses consist of the following:

	Year ended
	December 31,
	2020	2019
Selling, general and administrative expenses:
Salaries and benefits	$104,252	$52,737
Sales and marketing	23,272	12,188
Rent and occupancy	13,124	4,613
Travel	4,779	6,574
Professional fees	47,598	30,550
Office supplies and services	17,731	8,290
Other	16,518	6,070
Total selling, general and administrative expense	$227,274	$121,022